Financial risk management (Details 2)		2 Months Ended	12 Months Ended
		Feb. 20, 2018	Dec. 31, 2017
Derivative One [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			April 2017 to March 2018
Hedging Instruments Volume Description			4,739 mcf/d
Average price of hedging instrument			3.27
Derivative One [Member] | Henry Hub Natural Gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Basis swap
Description Of Term Of Hedging Instrument			January 2018 to September 2018
Hedging Instruments Volume Description			25,000 mcf/d
Average price of hedging instrument			0.85
Derivative One [Member] | Dawn Natural Gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			December 2017 to March 2018
Hedging Instruments Volume Description			10,000 mcf/d
Average price of hedging instrument			3.45
Derivative Two [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			April 2017 to March 2018
Hedging Instruments Volume Description			14,217 mcf/d
Average price of hedging instrument			3.27
Derivative Two [Member] | Henry Hub Natural Gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Basis swap
Description Of Term Of Hedging Instrument			January 2019 to December 2019
Hedging Instruments Volume Description			25,000 mcf/d
Average price of hedging instrument			0.90
Derivative Three [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			November 2017 to March 2018
Hedging Instruments Volume Description			18,956 mcf/d
Average price of hedging instrument			3.22
Derivative Three [Member] | Henry Hub Natural Gas [Member] | Subsequent events [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments		Basis swap
Description Of Term Of Hedging Instrument		January 2021 to December 2024
Hedging Instruments Volume Description		5,000 mcf/d
Average price of hedging instrument		1.135
Derivative Four [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			July 2017 to March 2018
Hedging Instruments Volume Description			4,739 mcf/d
Average price of hedging instrument			3.02
Derivative Four [Member] | Henry Hub Natural Gas [Member] | Subsequent events [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments		Basis swap
Description Of Term Of Hedging Instrument		January 2021 to December 2024
Hedging Instruments Volume Description		2,500 mcf/d
Average price of hedging instrument		1.185
Derivative Five [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			July 2017 to March 2018
Hedging Instruments Volume Description			14,217 mcf/d
Average price of hedging instrument			3.01
Derivative Five [Member] | Henry Hub Natural Gas [Member] | Subsequent events [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments		Basis swap
Description Of Term Of Hedging Instrument		January 2021 to December 2024
Hedging Instruments Volume Description		17,500 mcf/d
Derivative Six [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			July 2017 to March 2018
Hedging Instruments Volume Description			14,217 mcf/d
Average price of hedging instrument			3.00
Derivative Six [Member] | Henry Hub Natural Gas [Member] | Subsequent events [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments		Basis swap
Description Of Term Of Hedging Instrument		January 2020 to December 2020
Hedging Instruments Volume Description		5,000 mcf/d
Derivative Seven [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			July 2017 to June 2018
Hedging Instruments Volume Description			14,217 mcf/d
Average price of hedging instrument			3.00
Derivative Seven [Member] | Henry Hub Natural Gas [Member] | Subsequent events [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments		Basis swap
Description Of Term Of Hedging Instrument		January 2020 to December 2024
Hedging Instruments Volume Description		15,000 mcf/d
Derivative Eight [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			April 2017 to March 2018
Hedging Instruments Volume Description			23,695 mcf/d
Average price of hedging instrument			3.01
Derivative Nine [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments	[1]		Call option sold
Description Of Term Of Hedging Instrument	[1]		April 2017 to December 2018
Hedging Instruments Volume Description	[1]		23,695 mcf/d
Average price of hedging instrument	[1]		3.17
Derivative Ten [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			October 2017 to September 2018
Hedging Instruments Volume Description			4,739 mcf/d
Average price of hedging instrument			3.01
Derivative Eleven [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments	[2]		Call option sold
Description Of Term Of Hedging Instrument	[2]		October 2017 to December 2018
Hedging Instruments Volume Description	[2]		4,739 mcf/d
Average price of hedging instrument	[2]		3.01
Derivative Twelve [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			October 2017 to September 2018
Hedging Instruments Volume Description			4,739 mcf/d
Average price of hedging instrument			3.01
Derivative Thirteen [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments	[3]		Call option sold
Description Of Term Of Hedging Instrument	[3]		October 2017 to December 2018
Hedging Instruments Volume Description	[3]		4,739 mcf/d
Average price of hedging instrument	[3]		3.06
Derivative Fourteen [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			October 2017 to September 2018
Hedging Instruments Volume Description			4,739 mcf/d
Average price of hedging instrument			3.01
Derivative Fifteen [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments	[1]		Call option sold
Description Of Term Of Hedging Instrument	[1]		October 2017 to December 2018
Hedging Instruments Volume Description	[1]		4,739 mcf/d
Average price of hedging instrument	[1]		3.11
Derivative Sixteen [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			October 2018 to March 2019
Hedging Instruments Volume Description			18,956 mcf/d
Average price of hedging instrument			3.00
Derivative Seventeen [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			October 2018 to March 2019
Hedging Instruments Volume Description			18,956 mcf/d
Average price of hedging instrument			3.00
Derivative Eighteen [Member] | AECO Natural gas [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Description of financial instruments designated as hedging instruments			Fixed price swap
Description Of Term Of Hedging Instrument			October 2018 to March 2019
Hedging Instruments Volume Description			9,478 mcf/d
Average price of hedging instrument			3.00

[1]	Call option sold is only exercisable by the counterparty if AECO exceeds Cdn $3.43/mcf.
[2]	Call option sold is only exercisable by the counterparty if AECO exceeds Cdn $3.32/mcf.
[3]	Call option sold is only exercisable by the counterparty if AECO exceeds Cdn $3.38/mcf.